Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Supplemental information:
Interest paid	$ 49	$ 101	$ 444		$ 496	$ 639
Income taxes paid, net of refunds	29	19	482	[1]	37	43
Cash paid for acquired businesses, net of cash acquired	1	6	40		35	82
Property and equipment
Supplemental information:
Cash paid for acquired businesses, net of cash acquired					1	5
Software products
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			12		21	21
Customer base
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			12		12	27
Goodwill
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			28		6	25
Other Intangible Assets
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			1			8
Deferred Income Taxes
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			(3)		(5)	(5)
Purchase price obligations and debt assumed
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			1		(1)	(2)
Net current liabilities assumed
Supplemental information:
Cash paid for acquired businesses, net of cash acquired			$ (11)		$ 1	$ 3

[1]	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.